Note 8 - Stock-based Compensation - Weighted Average Assumptions (Details) - $ / shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Risk-free interest rate	2.43%	1.27%
Expected dividend yield
Expected volatility	93.40%	98.40%
Expected life of options (Year)	5 years	5 years
Grant date fair value (in dollars per share)	$ 2.23	$ 0.84